Common Stock and Additional Paid-in Capital - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Jul. 09, 2014	Mar. 30, 2014	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2014	Oct. 21, 2014	Mar. 31, 2013	Oct. 31, 2014	Aug. 31, 2012
Class of Stock [Line Items]
Common stock, shares issued			7,461,537	1,509,712	1,509,712		12,003,891
Stock-based compensation expense			$ 292,000		$ 4,274,000	$ 1,017,000	$ 1,713,000
Proceeds from sale of common stock			91,000
Vested restricted stock awards		144,951		36,058			759,374
Unvested restricted stock awards		9,492,565		966,190	966,190		4,261,774	1,054,709
Common stock, reserved for issuance				15,133,178	15,133,178		122,904,257
Stockholders' equity, stock split conversion ratio	0.7692
Exercised common stock					0
Weighted-average remaining vesting period					6 years 10 months 17 days
Unvested Restricted Common Stock
Class of Stock [Line Items]
Share based compensation, vesting period							3 years
Combined grant date intrinsic value for award				1,704,094	1,704,094
Unrecognized stock-based compensation expense							887,904
Vested restricted stock awards							4,157,739
Unvested restricted stock awards							7,860,719
Unvested Restricted Common Stock | Prior to Recapitalization
Class of Stock [Line Items]
Vested restricted stock awards								4,802,450
Unvested Restricted Common Stock | Completion of a performance milestone
Class of Stock [Line Items]
Unrecognized stock-based compensation expense				302,206	302,206
Unvested Restricted Common Stock | Completion of a performance milestone | Subsequent Event
Class of Stock [Line Items]
Stock-based compensation expense									28,319
Employees And Non Employees
Class of Stock [Line Items]
Share based compensation, vesting period					4 years					4 years
Share based compensation award expiration period					7 years
Unvested | Unvested Restricted Common Stock | Prior to Recapitalization
Class of Stock [Line Items]
Unvested restricted stock awards				654,663	654,663			7,216,006
Shares exchanged								801,778
Vested | Unvested Restricted Common Stock | Prior to Recapitalization
Class of Stock [Line Items]
Shares exchanged								533,605
2012 Equity Incentive Plan
Class of Stock [Line Items]
Aggregate number of awards available for grant to be issued							17,021,923
2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Combined grant date intrinsic value for award							98,500
Unrecognized stock-based compensation expense				7,353,086	7,353,086		125,407
Proceeds from sale of common stock										331,170
Share-based compensation, number of shares expected to vest										2,319,228
2012 Equity Incentive Plan | Unvested Restricted Common Stock | Subsequent Event
Class of Stock [Line Items]
Stock-based compensation expense											3,978,563
2012 Equity Incentive Plan | Unvested Restricted Common Stock | Performance milestones and fundraising vesting conditions
Class of Stock [Line Items]
Share-based compensation, number of shares expected to vest										103,846
2012 Equity Incentive Plan | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							788,335
2012 Equity Incentive Plan | Restricted Stock Units (RSUs) | From Date Of Grant
Class of Stock [Line Items]
Share based compensation award expiration period					7 years
2012 Equity Incentive Plan | Restricted Stock Units (RSUs) | Following Service Termination Date
Class of Stock [Line Items]
Share based compensation award expiration period					2 years
2014 Equity Incentive Plan
Class of Stock [Line Items]
Common stock, shares issued				3,526,153	3,526,153
Stock-based compensation expense					54,305
Aggregate number of awards available for grant to be issued				2,449,230	2,449,230
Share based compensation award expiration period					10 years
Common stock, reserved for issuance				1,294,041	1,294,041
Stockholders' equity, stock split conversion ratio					9
Increase in shares of common stock that may be issued					1,076,923
Capital stock reserved for issuance, percentage of number of shares of capital stock outstanding					5.00%
Exercised common stock					11,538,461
Estimated fair value of the shares on the date of grant					100.00%
Stock option granted description terms					The exercise price of an ISO and NSO granted to a 10% stockholder cannot be less than 110% of the estimated fair value of the shares on the date of grant. Options granted to employees and non-employees generally vest ratably over four years and expire in seven years.
Unrecognized stock-based compensation expense				1,400,000	1,400,000
Weighted-average remaining vesting period					3 years 10 months 6 days
2014 Equity Incentive Plan | Employees
Class of Stock [Line Items]
Fair value of options granted					1,200,000
2014 Equity Incentive Plan | Non Employees
Class of Stock [Line Items]
Fair value of options granted					288,000
2014 Equity Incentive Plan | Maximum
Class of Stock [Line Items]
Estimated fair value of the shares on the date of grant					110.00%
2014 Employee Stock Purchase Plan
Class of Stock [Line Items]
Common stock, reserved for issuance				230,769	230,769
Capital stock reserved for issuance, percentage of number of shares of capital stock outstanding					1.00%
2014 Employee Stock Purchase Plan | Maximum
Class of Stock [Line Items]
Aggregate number of awards available for grant to be issued				230,769	230,769
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized in 2013 | 2012 Equity Incentive Plan | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							417,512
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized in 2017 | 2012 Equity Incentive Plan | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							370,823
Assuming an initial public offering had occurred on December 31, 2014, amount that would have been recognized in 2018 | 2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Unrecognized stock-based compensation expense				3,374,523	3,374,523
Research and Development Expense
Class of Stock [Line Items]
Stock-based compensation expense					918,000	203,000	251,000
Research and Development Expense | 2014 Equity Incentive Plan
Class of Stock [Line Items]
Stock-based compensation expense					48,710
Secured Promissory Notes
Class of Stock [Line Items]
Debt instrument face amount				331,170	331,170
Debt instrument interest rate				1.50%	1.50%
Debt instrument, maturity term					5 years
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized in 2013
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							158,282
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized in 2013 | 2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							5,552
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized through 2016
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							729,622
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized through 2016 | 2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							114,303
Assuming an initial public offering had occurred on December 31, 2013, amount that would have been recognized in 2014 | 2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Unrecognized stock-based compensation expense							5,552
Chief Executive Officer | Unvested Restricted Common Stock
Class of Stock [Line Items]
Common stock, shares issued												9,595,384
Share based compensation, vesting period												48 months
Unrecognized stock-based compensation expense				1,611,029	1,611,029
Chief Executive Officer | Unvested Restricted Common Stock | Subsequent Event
Class of Stock [Line Items]
Stock-based compensation expense									$ 508,962
Chief Executive Officer | Unvested Restricted Common Stock | Service and fundraising vesting conditions
Class of Stock [Line Items]
Common stock, shares issued												7,996,153
Chief Executive Officer | Unvested Restricted Common Stock | Performance milestones and fundraising vesting conditions
Class of Stock [Line Items]
Common stock, shares issued												1,599,231
Atara Employee | 2012 Equity Incentive Plan | Unvested Restricted Common Stock
Class of Stock [Line Items]
Common stock, shares issued										2,423,074